Significant Subsequent Events (Details of Matters Relating to Repurchase) (Detail) - Subsequent Event ¥ in Millions	May 11, 2016 JPY (¥) shares
Class of Stock [Line Items]
Kind of stock to be repurchased	Common stock of TMC
Method of acquisition	Market purchase through a trust bank
Period of repurchase	From May 18, 2016 to November 17, 2016
Maximum
Class of Stock [Line Items]
Number of shares to be repurchased | shares	100,000,000
Total purchase price for repurchase of shares | ¥	¥ 500,000